SHARE-BASED COMPENSATION - Schedule of total expensed for share based payment plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ 7,356	€ 4,449	€ 3,889
Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	75	557	395
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,594	2,157	1,285
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4,642	1,735	1,501
Bonus shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ 45	€ 0	€ 708